Strategic Alliances and Collaboration Agreements - Summary of Revenues Under Strategic Alliances and Collaborations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue in conjunction with strategic alliances and collaborations	$ 12,998	$ 20,382	$ 6,138
Research Collaboration and Exclusive License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue in conjunction with strategic alliances and collaborations	12,998	20,382	6,138
Research Collaboration and Exclusive License Agreement [Member] | Collaboration Partner A [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue in conjunction with strategic alliances and collaborations	4,862	12,008	5,123
Research Collaboration and Exclusive License Agreement [Member] | Collaboration Partner B [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue in conjunction with strategic alliances and collaborations	5,639	7,395	979
Research Collaboration and Exclusive License Agreement [Member] | Collaboration Partner C [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue in conjunction with strategic alliances and collaborations	1,403	28
Research Collaboration and Exclusive License Agreement [Member] | Other Collaboration [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue in conjunction with strategic alliances and collaborations	$ 1,094	$ 951	$ 36